Note 12 - Financial Instruments and Fair Value Disclosures - Financial Assets or Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial assets		$ 105,959	$ 73,768
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		105,959	73,768
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets		94,008	72,360
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		94,008	72,360
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Investments [member]
Statement Line Items [Line Items]
Financial assets	[1]	11,951	1,408
Investments [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	11,951	1,408
Investments [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]
Investments [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]

[1]	The fair value of equity securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore equity securities are classified within Level 1 of the fair value hierarchy. The fair values of equity securities and warrants that are not quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level 2 of the fair value hierarchy.